Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following credit facilities, sale and lease back agreements, seller’s credits and unsecured bonds collectively the “financing arrangements”. As of December 31, 2023 and 2022, the following amounts were outstanding under our financing arrangements:

		As of December 31, 2023	As of December 31, 2022	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	101,087	110,827	Margin + Secured Overnight Financing Rate (“SOFR”)
(iii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	99,680	105,000	Margin + SOFR
(iv)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	96,875	—	Margin + SOFR
	Sale and lease back agreements
(v)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	26,500	29,700	Margin + SOFR
(vi)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	26,500	29,700	Margin + SOFR
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	38,332	41,996	Margin + SOFR
(viii)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin +SOFR
(ix)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin + SOFR
(x)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin + SOFR
(xi)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	126,479	138,888	Margin + SOFR
(xii)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	120,232	132,217	Margin + SOFR
(xiii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	130,873	139,183	Margin + SOFR
(xiv)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	129,829	138,072	Margin + SOFR
(xv)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	130,715	136,778	Fixed rate
(xvi)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	104,284	—	($71,884: Margin + SOFR, $32,400: Fixed rate)
(xvii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	177,438	—	Margin + SOFR
(xviii)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	196,317	—	Margin + SOFR
	Unsecured Bonds
(xix)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	165,984	159,966	Fixed rate
(xx)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	110,656	106,644	Fixed rate
	Total long-term debt	1,787,781	1,299,220
	Less: Deferred loan and financing arrangements issuance costs	12,486	10,142
	Total long-term debt, net	1,775,295	1,289,078
	Less: Current portion of long-term debt	105,911	75,438
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,795	2,225
	Long-term debt, net	$1,672,179	$1,215,865

7. Long-Term Debt – Continued

Changes in the financing arrangements for the years 2023 and 2022 are as follows:

•	For the year 2023

“Umbrella Seller’s Credit”

On December 21, 2023, upon entering the Umbrella Agreement the Partnership entered into an unsecured seller’s credit agreement with CMTC, the “Umbrella Seller’s Credit” in an amount of up to $220,000 in order to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction (Note 1). The Umbrella Seller’s Credit provides for interest at a rate of 7.5% per annum and has a maturity date of June 30, 2027. On January 2, 2024, upon the delivery of the LNG/C Axios II, the Partnership used a portion of $92,600 (Note 17).

“2023 Jolco LNG/C Assos”

On December 22, 2023, the vessel-owning company of the LNG/C Assos entered into a new sale and lease back agreement, the “2023 Jolco LNG/C Assos”, of up to $240,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos, with the Partnership acting as a parent guarantor (Note 1). The amount of the sale and lease back agreement is expected to be drawn, subject to the provisions of the sale and lease back agreement, upon the completion of the acquisition of the vessel from CMTC in May 2024.

“2024- Axios II credit facility”

On December 20, 2023, the vessel-owning company of the LNG/C Axios II entered into a new credit facility, the “2024-Axios II credit facility”, of up to $190,000, for the purpose of partially financing the construction of the vessel (Note 5A). The Partnership is acting as a parent guarantor. The Partnership assumed the full amount of the facility on January 2, 2024, upon the completion of the acquisition of the vessel from CMTC. The facility has a duration of seven years.

“2023 CMBFL - LNG/C AMI” (xviii)

On December 21, 2023, upon the completion of the acquisition of the shares of the vessel-owning company of the LNG/C Amore Mio I (Note 5A) the Partnership assumed the outstanding balance of $196,317 of the sale and leaseback agreement that the vessel-owning company had entered into with a subsidiary of CMB Financial Leasing Co., Ltd (“CMBFL”). The lease agreement has remaining duration, from the date of the vessels’ acquisition from the Partnership of 10 years.

“2023 credit facility” (iv)

On June 13, 2023, the Partnership entered into a new credit facility, the “2023 credit facility”, of up to $100,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Buenaventura Express (Note 5A). The full amount of the facility was drawn on June 15, 2023, and has a duration of eight years.

“2021 CMBFL - Panamax” (viii), (ix) and (x)

On March 14, 2023, the Partnership fully repaid the 2021 CMBFL - Panamax sale and lease back agreements, with original maturity in February 2026, amounting to $23,423.

“2023 CMBFL - LNG/C” (xvii)

On February 7, 2023, the Partnership entered into a new sale and lease back agreement, the “2023 CMBFL - LNG/C”, of up to $184,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Asterix I (Note 5A). The full amount of the sale and lease back agreement was drawn on February 17, 2023, and has duration of 10 years.

•	For the year 2022

“2022 Jolco” (xvi)

On December 23, 2022, the Partnership entered into a new sale and lease back agreement of up to $108,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Itajai Express (Notes 5A). The full amount of the sale and lease back agreement was drawn on January 6, 2023 and has a duration of eight years.

“2022 credit facility” (iii)

On October 6, 2022, the Partnership entered into a new credit facility of up to $105,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Manzanillo Express (Note 5A). The full amount of the facility was drawn on October 11, 2022 and has a duration of six years.

“2017 credit facility”

On August 10, 2022, the Partnership fully repaid the remaining balance of the 2017 credit facility, amounting to $65,822. On July 28, and July 6, 2022, the Partnership repaid part of the 2017 credit facility, amounting to $14,228 and $13,789 as a result of the sale of the M/V Agamemnon and the M/V Archimidis respectively (Note 5A).

“2020 credit facility”

On August 5, 2022, the Partnership fully repaid the remaining balance of the 2020 credit facility, amounting to $29,900.

“CGC Seller’s Credits”

On July 8, 2022, the Partnership fully repaid the amount of $10,000 in line with the two CGC Seller’s Credits that the Partnership entered into on August 31, 2021 in order to defer $5,000 of the purchase price of each of the LNG/C Aristos I and the LNG/C Aristarchos, acquired on September 3, 2021 (Note 4). The CGC Seller’s Credits bared no interest and were payable within one year of the vessel’s delivery date.

7.	Long-Term Debt – Continued

“2022 Bonds” (xx)

On July 22, 2022, the Partnership, through its wholly owned subsidiary, CPLP PLC (the “Issuer”), issued unsecured bonds on the Athens Stock Exchange of an amount of €100,000,000 or $106,664 (translated as of December 31, 2022). The 2022 Bonds are guaranteed by the Partnership and have a seven year duration and pay a fixed coupon of 4.40%, payable semi-annually. The settlement occurred on July 26, 2022.

The 2022 and 2021 Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. In addition, the 2022 and 2021 Bonds require that:

•	the Partnership maintain a pledged Debt Service Reserve Account (“DSRA”) with a minimum balance €100,000;
•	the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time; and
•	if the Partnership’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding).

All the Partnership’s sale and leaseback agreements were classified as financing arrangements since the existence of various purchase options retained by the Partnership commencing from the first-year anniversary and including either an obligation or an option to acquire each vessel at expiration at a predetermined price, precludes the transfer of control over the vessels.

During the year ended December 31, 2023, the Partnership prepaid the amount of $23,423 and repaid the amount of $86,363, in line with the amortization schedule of its financing arrangements.

During the year ended December 31, 2022, the Partnership prepaid the amount of $133,739, as a result from the sale of its vessels (Note 5A) and the full repayment of 2017 and 2020 credit facilities respectively, and repaid the amount of $85,215, in line with the amortization schedule of its financing arrangements.

The Partnership’s credit facilities and sale and lease back agreements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. The Partnership’s financing arrangements also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding amounts under the 2022 credit facility and the ICBCFL, 120% of the outstanding amount under the 2023 credit facility, the 2020 CMBFL, the 2021 CMBFL-Panamax and the 2021 credit facility, 110% of the outstanding amount under the 2023 CMBFL - LNG/C AMI, the 2023 CMBFL - LNG/C and the 2021 CMBFL-LNG/C and 111% of the outstanding amount under the 2021 Bocomm. Also, the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2023 and 2022 the Partnership was in compliance with all financial covenants.

The Partnership’s credit facilities and sale and lease back agreements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2023, an amount of $127,400 was remaining available to be drawn under the Umbrella Seller’s Credit. Furthermore, an amount of up to $240,000, pursuant to the sale and lease back agreement the Partnership entered into on December 22, 2023, was remaining available to be drawn for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos. The amount is expected to be drawn, upon the completion of the acquisition of the vessel from CMTC in May, 2024.

For the years ended December 31, 2023, 2022 and 2021, the Partnership recorded interest expense of $101,769, $52,465 and $16,586 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income.

For the years ended December 31, 2023, 2022 and 2021 the weighted average interest on the Partnership’s long-term debt was 6.4%, 4.1% and 2.9% respectively.

As of December 31, 2023, the required annual payments to be made subsequently to December 31, 2023, are as follows:

For the year ending December 31,	Amount
2024	$105,911
2025	145,175
2026	271,022
2027	262,921
2028	393,196
Thereafter	609,556
Total	$1,787,781